COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)																							1 Months Ended	3 Months Ended		12 Months Ended
		Jan. 01, 2023	Dec. 31, 2022	Jan. 20, 2022	Jan. 19, 2022	Jan. 11, 2022	Jul. 09, 2021	Jul. 02, 2021	Jun. 24, 2021	May 12, 2021	Feb. 17, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 09, 2020	Jan. 24, 2020	Jan. 09, 2020	Jan. 09, 2020	Dec. 04, 2019	Dec. 04, 2019	Jul. 17, 2017	Jan. 01, 2016	Jan. 01, 2016	Jul. 31, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Jul. 31, 2018	Dec. 31, 2016
Loss Contingencies [Line Items]
Officers compensation																								$ 53,400	$ 176,259	$ 271,333		$ 491,770
Deferred Compensation Liability, Current			$ 95,429																					$ 97,106		$ 95,429		$ 92,546
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	[1]																										[2]		[2]
Stock Issued During Period, Shares, New Issues						3,810	5,215	3,087	9,800	4,000																564,255		57,091
Share price			$ 0.30																					$ 0.30		$ 0.30		$ 15.00
Accounts payable, current			$ 3,090,211																					$ 3,079,480		$ 3,090,211		$ 3,098,770
Issuance of common stock in satisfaction of notes payable and accrued interest						$ 44,571	$ 158,810	$ 108,804	$ 235,200	$ 183,600														60,933	701,571	1,432,234		1,589,786
Compensatory Damages [Member]
Loss Contingencies [Line Items]
Compensatory damages seek		$ 350,000.00
Punitive Damages [Member]
Loss Contingencies [Line Items]
Compensatory damages seek		$ 3,500,000.00
Factor [Member]
Loss Contingencies [Line Items]
Amount not claimed to satisfy																															$ 387,535
One Customer and Two Vendors [Member]
Loss Contingencies [Line Items]
Accounts payable, current			487,615																					487,615		487,615
Other Vendors [Member]
Loss Contingencies [Line Items]
Accounts payable, current			2,602,596																					2,591,865		$ 2,602,596
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Loss Contingencies [Line Items]
Concentration risk percentage																										19.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Concentration risk percentage																										10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Concentration risk percentage																										19.00%
David A. Bradford [Member] | Employment Agreement [Member]
Loss Contingencies [Line Items]
Ownership percentage																						4.76%
David A. Bradford [Member] | Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member]
Loss Contingencies [Line Items]
Ownership percentage																				1.50%	3.50%	3.50%										4.76%
Deferred compensation																					$ 19,947	$ 19,947										$ 19,947
Mr. Edmonds [Member] | Employment Agreement [Member] | Deep Green Waste & Recycling, LLC [Member]
Loss Contingencies [Line Items]
Ownership percentage																				2.25%
Mr. Spencer [Member] | Board of Directors Services Agreement [Member]
Loss Contingencies [Line Items]
Accrued salaries			$ 5,000																					10,000		$ 5,000
Lloyd Spencer [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross											1,078
Stock Issued During Period, Shares, New Issues				1,360	3,333
Bill Edmonds [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross											511
Stock Issued During Period, Shares, New Issues					7,333
Lyell Environmental Services [Member]
Loss Contingencies [Line Items]
Rent																								2,000		2,000
Deep Green Waste & Recycling, LLC [Member] | Employment Agreement [Member]
Loss Contingencies [Line Items]
Share-Based Payment Arrangement, Expense																												20,400		$ 69,147
Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member] | Employment Agreement [Member]
Loss Contingencies [Line Items]
Agreement term			three-year period									two-year period	two-year period								five-year term	five-year term
Officers compensation																					$ 108,000	$ 108,000
Increment percentage																					10.00%	10.00%
Deferred base salary percentage																					7.00%	7.00%
Cash bonus percentage																						1.50%
Adjusted ebitda																					$ 2,000,000	$ 2,000,000
After tax profits																				$ 2,000,000
Compensation expense																								3,500		3,500
Accrued salaries			$ 42,000																					10,500	10,500	42,000		42,000
Accrued cash compensation			27,250																					37,750		27,250		47,250
Deferred Compensation Liability, Current			$ 0																					0		0		3,695
Ownership interest agreement description																				upon initiation of its Incentive Stock Plan, the LLC was to grant the Executive an additional one and one half percent
Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member] | Employment Agreement [Member] | Remit Payment [Member]
Loss Contingencies [Line Items]
Officers compensation																					84,000	84,000
Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member] | Employment Agreement [Member] | Defer Payment [Member]
Loss Contingencies [Line Items]
Officers compensation																					$ 24,000	$ 24,000
Deep Green Waste & Recycling, LLC [Member] | David A. Bradford [Member] | Agreement [Member] | Incentive Stock Plan [Member]
Loss Contingencies [Line Items]
Bonus in percentage																				1.50%
Deep Green Waste & Recycling, LLC [Member] | Mr. Edmonds [Member] | Employment Agreement [Member]
Loss Contingencies [Line Items]
Agreement term			three-year									three-year period	two-year period								five-year term	five-year term
Officers compensation																					$ 200,000	$ 200,000
Increment percentage																					10.00%	10.00%
Deferred base salary percentage																					7.00%	7.00%
Cash bonus percentage																					2.50%	2.50%
Adjusted ebitda																					$ 2,000,000	$ 2,000,000
Bonus in percentage																				2.50%
After tax profits																				$ 2,000,000
Deferred Compensation Liability, Current			$ 95,429																							95,429		88,851
Ownership interest agreement description																				upon initiation of its Incentive Stock Plan, the LLC was to grant the Executive an additional two and one-fourth percent
Deep Green Waste & Recycling, LLC [Member] | Mr. Edmonds [Member] | Employment Agreement [Member] | Remit Payment [Member]
Loss Contingencies [Line Items]
Officers compensation																					160,000	160,000
Deep Green Waste & Recycling, LLC [Member] | Mr. Edmonds [Member] | Employment Agreement [Member] | Defer Payment [Member]
Loss Contingencies [Line Items]
Officers compensation																					$ 40,000	$ 40,000
Deep Green Waste & Recycling, LLC [Member] | Edmonds [Member] | Employment Agreement [Member]
Loss Contingencies [Line Items]
Deferred Compensation Liability, Current			95,274																					96,951		95,274
Deep Green Waste & Recycling, LLC [Member] | Mr. Spencer [Member] | Employment Agreement [Member]
Loss Contingencies [Line Items]
Officers compensation																		$ 10,000	$ 10,000
Compensation expense																							$ 3,500
Accrued salaries			42,000																					10,500	$ 10,500	42,000		42,000
Accrued cash compensation			10,500																					21,000		10,500		$ 47,250
[custom:AccruedBoardSalaryCarringAmount-0]			5,000																					$ 10,000		5,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																		333	333.33
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																		4,080	4,080
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																		3 years	3 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																		113.33	113.33
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award																		three-year period	three-year
Stock Issued During Period, Shares, New Issues														680	560									2,720				1,360		567
Issuance of common stock in satisfaction of notes payable and accrued interest														$ 18,768	$ 33,600													$ 20,400		$ 16,779
Deep Green Waste & Recycling, LLC [Member] | Lloyd Spencer [Member] | Board of Directors Services Agreement [Member]
Loss Contingencies [Line Items]
Officers compensation																$ 5,000.00	$ 5,000.00
Share price																$ 5,000	$ 5,000
Deep Green Waste & Recycling, LLC [Member] | Bill Edmonds [Member] | Board of Directors Services Agreement [Member]
Loss Contingencies [Line Items]
Officers compensation																$ 5,000.00	$ 5,000.00
Accrued salaries			$ 5,000																					$ 10,000		5,000
Share price																$ 5,000	$ 5,000
First Storage [Member] | Amwaste Inc [Member]
Loss Contingencies [Line Items]
Rent																								500		500
Second Storage [Member] | Amwaste Inc [Member]
Loss Contingencies [Line Items]
Rent																								$ 100		$ 100

[1]	On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”). As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 3,333 shares of the Company’s common stock at an exercise price of $30.00 for a term of 5-years. On September 21, 2021, the Company issued Labrys 3,008 shares of common stock as a cashless exercise of the warrant.
[2]	On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”). As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 3,333 shares of the Company’s common stock at an exercise price of $30.00 for a term of 5-years. On September 21, 2021, the Company issued Labrys 4,512,497 shares of common stock as a cashless exercise of the warrant.